CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Net (loss) income		$ 447,827		$ 162,682		$ (1,657,772)
Adjustments to reconcile net (loss) income to net cash (used in) generated from operating activities:
Amortization of debt issuance costs of convertible notes		5,075		6,034		7,536
Amortization of premium on debt securities		(108,953)		(50,404)		(8,332)
Deferred income taxes		(193,361)		(94,551)		(140,553)
Depreciation and amortization		389,673		440,845		428,344
Impairment and write-off of long-lived assets		1,943		1,680		32,823
Impairment of goodwill		0		117,875		354,943
Net foreign exchange differences		(30,775)		3,814		41,737
Net investment loss		262,490		135,932		216,001
Net gain on debt extinguishment		(42,621)		(38,550)		(199,697)
Provision for credit losses		776,937		633,942		513,690
Share-based compensation		715,839		685,030		705,896
Share of results of equity investees		9,788		7,032		(11,156)
Unrecognized tax benefits		131,893		6,000		0
Others		3,427		7,218		30,476
Operating cash flows before changes in working capital		2,369,182		2,024,579		313,936
Accounts receivable		(48,973)		7,516		98,981
Prepaid expenses and other assets		(39,411)		(344,845)		(497,889)
Inventories		(26,292)		(14,838)		1,441
Amounts due from related parties		(150,400)		(274,482)		1,360
Operating lease right-of-use assets		(87,387)		(47,543)		(360,472)
Accounts payable		28,161		81,381		43,311
Accrued expenses and other payables		522,785		455,088		(39,069)
Escrow payables and advances from customers		467,424		396,757		166,996
Amounts due to related parties		(13,303)		35,164		(72,341)
Operating lease liabilities		74,608		42,473		385,911
Deferred revenue		281,899		(325,160)		(1,093,229)
Income tax payable		(100,873)		43,598		(4,628)
Net cash (used in) generated from operating activities		3,277,420		2,079,688		(1,055,692)
Cash flows from investing activities
Purchase of property and equipment		(318,153)		(241,605)		(924,178)
Purchase of intangible assets and capitalized software costs		(3,440)		(16,656)		(52,105)
Proceeds from disposal of long-lived assets		6,238		61,873		119,996
Purchase of investments		(9,661,521)		(8,319,757)		(2,630,842)
Proceeds from sale and maturity of investments		7,385,049		3,521,187		2,281,019
Distributions from investments		964		912		4,674
Acquisition of businesses, net of cash acquired		0		0		(60,713)
Effect on cash from deconsolidation of subsidiaries		(229)		(43,785)		(230)
Change in securities purchased under agreements to resell		82,537		233,219		0
Change in loans receivable		(2,532,291)		(999,850)		(1,166,430)
Net cash used in investing activities		(5,040,846)		(5,804,462)		(2,428,809)
Cash flows from financing activities
Repayment of bank borrowings and finance lease obligations		(8,628)		(54,407)		(117,238)
Proceeds from bank borrowings		0		0		49,000
Capital contributed by non-controlling interest		0		1,336		70,876
Transactions with non-controlling interests		(9,945)		0		(22,889)
Payments for redemption, exchange, conversion and repurchase of convertible notes		(285,194)		(204,625)		(611,315)
Proceeds from issuance of ordinary shares, net		146,081		10,643		50,211
Change in deposits payable		1,292,099		389,276		942,630
Proceeds from borrowings under securitization transactions		185,215		119,687		0
Proceeds from (repayments of) secured borrowings, net		(64,156)		104,101		38,981
Settlement of capped calls		429,021		0		0
Net cash generated from financing activities		1,684,493		366,011		400,256
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash		(83,139)		(7,964)		(143,511)
Net decrease in cash, cash equivalents and restricted cash		(162,072)		(3,366,727)		(3,227,756)
Cash, cash equivalents and restricted cash at beginning of the year		4,243,657	[1]	7,610,384	[1]	10,838,140
Cash, cash equivalents and restricted cash at end of the year	[1]	4,081,585		4,243,657		7,610,384
Supplement disclosures of cash flow information
Income taxes paid		(515,323)		(318,924)		(313,755)
Interest paid		(144,700)		(119,471)		(103,335)
Supplement disclosures of non-cash activities
Change in accrued expenses and other payables related to purchase of property and equipment		4,730		6,482		(14,631)
Change in accrued expenses and other payables related to purchase of intangible assets		6,200		(4,049)		(554)
Conversion and exchange of convertible notes into ordinary shares		(152,040)		(31,297)		(5)
Acquisition of subsidiaries by conversion of convertible notes or issuance of shares		0		0		6,875
Change in accrued expenses and other payables related to purchase of investments		$ 87,714		$ 0		$ 0

[1]	As of December 31, 2022, cash and cash equivalents of $13,227 was included in Assets held for sale within Prepaid expenses and other assets.